Disclosure of range of exercise prices of outstanding share options (Details)	Dec. 31, 2018 CAD ($) yr Option	Dec. 31, 2017 CAD ($) Option	Dec. 31, 2016 CAD ($) Option
Statements [Line Items]
Number of share options outstanding in share-based payment arrangement | Option	13,482,427	12,578,625	14,591,750
Weighted average remaining contractual life of outstanding share options | yr	2.07
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 2.22	$ 2.52	$ 2.54
Number of share options exercisable in share-based payment arrangement | Option	10,507,500
Weighted average remaining contractual life of exercisable share options | yr	1.5
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 2.54
C$0.00-C$1.00 [Member]
Statements [Line Items]
Number of share options outstanding in share-based payment arrangement | Option	50,000
Weighted average remaining contractual life of outstanding share options | yr	4.88
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 0.89
Number of share options exercisable in share-based payment arrangement | Option	0
Weighted average remaining contractual life of exercisable share options | yr	0
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 0
C$0.00-C$1.00 [Member] | Minimum [Member]
Statements [Line Items]
Exercise price of outstanding share options	0
C$0.00-C$1.00 [Member] | Maximum [Member]
Statements [Line Items]
Exercise price of outstanding share options	$ 1.00
C$1.01 - C$ 2.00 [Member]
Statements [Line Items]
Number of share options outstanding in share-based payment arrangement | Option	4,884,802
Weighted average remaining contractual life of outstanding share options | yr	3.29
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 1.42
Number of share options exercisable in share-based payment arrangement | Option	1,959,875
Weighted average remaining contractual life of exercisable share options | yr	2.11
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 1.92
C$1.01 - C$ 2.00 [Member] | Minimum [Member]
Statements [Line Items]
Exercise price of outstanding share options	1.01
C$1.01 - C$ 2.00 [Member] | Maximum [Member]
Statements [Line Items]
Exercise price of outstanding share options	$ 2.00
C$2.01 - C$3.00 [Member]
Statements [Line Items]
Number of share options outstanding in share-based payment arrangement | Option	5,985,625
Weighted average remaining contractual life of outstanding share options | yr	0.6
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 2.12
Number of share options exercisable in share-based payment arrangement | Option	5,985,625
Weighted average remaining contractual life of exercisable share options | yr	0.6
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 2.12
C$2.01 - C$3.00 [Member] | Minimum [Member]
Statements [Line Items]
Exercise price of outstanding share options	2.01
C$2.01 - C$3.00 [Member] | Maximum [Member]
Statements [Line Items]
Exercise price of outstanding share options	$ 3.00
C$3.01 - C$4.00 [Member]
Statements [Line Items]
Number of share options outstanding in share-based payment arrangement | Option	2,392,000
Weighted average remaining contractual life of outstanding share options | yr	3.16
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 3.97
Number of share options exercisable in share-based payment arrangement | Option	2,392,000
Weighted average remaining contractual life of exercisable share options | yr	3.16
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 3.97
C$3.01 - C$4.00 [Member] | Minimum [Member]
Statements [Line Items]
Exercise price of outstanding share options	3.01
C$3.01 - C$4.00 [Member] | Maximum [Member]
Statements [Line Items]
Exercise price of outstanding share options	$ 4.00
C$4.01 - C$5.00 [Member]
Statements [Line Items]
Number of share options outstanding in share-based payment arrangement | Option	170,000
Weighted average remaining contractual life of outstanding share options | yr	2.57
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 4.38
Number of share options exercisable in share-based payment arrangement | Option	170,000
Weighted average remaining contractual life of exercisable share options | yr	2.57
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 4.38
C$4.01 - C$5.00 [Member] | Minimum [Member]
Statements [Line Items]
Exercise price of outstanding share options	4.01
C$4.01 - C$5.00 [Member] | Maximum [Member]
Statements [Line Items]
Exercise price of outstanding share options	$ 5.00